Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2010
Assets
Cash and cash equivalents	$ 17,233	$ 25,394	$ 87,864
Trade receivables, net of allowance	32,013	13,983	11,551
Due from related-parties	194	187	626
Prepaid expenses	8,124	6,388	4,810
Deferred income taxes	4,350	3,343	4,060
Other assets, current	3,104	645	334
Assets of discontinued operations, current			3,061
Total current assets	65,018	49,940	112,306
Property and equipment, net of accumulated depreciation	742,032	518,513	297,889
Intangible assets, net of accumulated amortization	136,642	104,672	56,714
Goodwill	129,170	84,980	69,014
Debt issuance costs, net	18,093	11,446	9,560
Investment in US Carrier	15,075	15,075
Deferred tax asset, non-current	94,229
Other assets, non-current	8,235	5,795	4,866
Assets of discontinued operations, non-current			8,143
Total assets	1,208,494	790,421	558,492
Liabilities and member's equity
Accounts payable	16,285	12,988	10,015
Accrued liabilities	31,917	22,453	17,152
Accrued interest	1,411	10,627	7,794
Capital lease obligations, current	1,218	950	1,673
Due to related-parties	15,541	4,590
Deferred revenue, current	22,846	15,664	8,091
Liabilities of discontinued operations, current			1,740
Current portion of long-term debt	7,546
Total current liabilities	96,764	67,272	46,465
Capital lease obligations, non-current	10,773	10,224	11,033
Long-term debt, non-current	682,418	354,414	247,080
Deferred revenue, non-current	132,144	63,893	22,605
Stock-based compensation liability	55,030	45,067	21,556
Deferred tax liability		18,563	1,733
Other long term liabilities	7,734	2,724	2,397
Liabilities of discontinued operations, non-current			1,568
Total liabilities	984,863	562,157	354,437
Commitments and contingencies
Member's equity
Member's interest	241,373	245,433	217,129
Accumulated deficit	(17,742)	(17,169)	(13,074)
Total member's equity	223,631	228,264	204,055
Total liabilities and member's equity	$ 1,208,494	$ 790,421	$ 558,492